CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603



                                January 31, 2012



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


         Re:      First Trust Exchange-Traded Fund II (the "Registrant")
                                    File No. 333-143964
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Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust BICK Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust ISE Cloud Computing Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust ISE Global Platinum Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust STOXX(R) European Select Dividend Index Fund, each a series of the Registrant. Post-Effective Amendment No. 62, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 27, 2012.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                Very truly yours,

                                                CHAPMAN AND CUTLER LLP


                                                By: /s/ Morrison C. Warren
                                                    ----------------------------
                                                    Morrison C. Warren